Employee benefits expensed (Tables)	6 Months Ended
Dec. 31, 2025
Employee benefits expensed [Abstract]
Employee Benefits Expensed

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$'000	$'000

Non-executive director fees	205	410
Executive director fees	125	313
Employee benefits expense	1,289	2,485
Share-based payments	1,102	3,164

Total employee benefits expensed	2,721	6,372